CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Statement of Comprehensive Income [Abstract]
Net income	¥ 2,334,116	$ 366,272	¥ 594,980	¥ 2,294,552
Other comprehensive income
Foreign currency translation adjustments, net of tax	7,965	1,250	10,596	7,020
Total comprehensive income	2,342,081	367,522	605,576	2,301,572
Less: net income attributable to non-controlling interests	193	30
Total comprehensive income attributable to ordinary shareholders	¥ 2,341,888	$ 367,492	¥ 605,576	¥ 2,301,572